COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum rental payments under non-cancelable operating leases
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2016, net of future amortization of unfavorable time charters-in, are as follows:

(in thousands of $)
2016 (six months to December 31)	22,080
2017	34,857
2018	34,397
2019	34,397
2020	34,488
Thereafter	200,404
360,623